Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Debt

Note 7 – Debt

As of September 30, 2019, the Company’s outstanding short-term debt consisted of approximately $333,000 due under the MGHIF Note, as well as the financing arrangements for the Company’s insurance with note balances of approximately $175,000 with a final payment scheduled for May 2020. The Company’s outstanding long-term debt as of September 30, 2019 consisted of approximately $329,000 due under the MGHIF Note (see Note 5 “MGHIF financing”). As of December 31, 2018, the Company’s outstanding short-term debt consisted of $333,000 due under the MGHIF Note, net of discounts and financing costs, as well as the financing arrangements for the Company’s insurance with note balances of approximately $65,000. The Company’s outstanding long-term debt as of December 31, 2018 consisted of approximately $660,000 due under the MGHIF Note, net of discounts and financing costs. Total principal payments of approximately $333,000 are due annually in 2020 and 2021.

Total interest expense (including amortization of debt discounts and financing fees) on all debt instruments was $49,099 and $28,074 for the three months ended September 30, 2019 and 2018, respectively. Total interest expense (including amortization of debt discounts and financing fees) on all debt instruments was $142,672 and $140,453 for the nine months ended September 30, 2019 and 2018, respectively.

Note 6 - Debt

As of December 31, 2018, the Company’s outstanding short-term debt consisted of approximately $333,000 due under the MGHIF Note, as well as, the financing arrangements for the Company’s insurance with note balances of approximately $65,000 with a final payment scheduled for April 2019. The Company’s outstanding long-term debt as of December 31, 2018 consisted of approximately $660,000 due under the MGHIF Note, net of discounts and financing costs (see Note 5 “MGHIF Financing”). As of December 31, 2017, the Company’s outstanding short-term debt consisted of the $1.0 million MGHIF Note, net of discounts and financing costs, as well as the financing arrangements for the Company’s insurance with note balances of approximately $56,000. The Company did not have any long-term debt as of December 31, 2017. Total principal payments of approximately $333,000 are due annually in 2019, 2020, and 2021.

The Company drew down on two of three Bridge Financing Notes (see discussion in Note 2 "Going Concern and Management’s Plans”) during June and July of 2017. The outstanding Bridge Financing Notes were repaid in full subsequent to the closing of the July 2017 Public Offering.

The Company accounted for the embedded conversion option granted to jVen Capital in the Bridge Financing Notes as a mark-to-market derivative financial instrument carried at fair value.  Changes in fair value of the embedded conversion option were reflected in earnings during the period of change. The embedded conversion option was expensed along with the remaining unamortized discount at the date of  the Bridge Financing Notes repayment.   The warrants issued to jVen Capital and MGHIF are classified as mark-to-market liabilities under ASC 480 due to certain put features that allow the holder to put the warrant back to the Company for cash equal to the Black-Scholes value of the warrant upon a change of control or fundamental transaction.

Total interest expense (including amortization of debt discounts and financing fees) on all debt instruments was $191,195 and $233,505 for the years ended December 31, 2018 and 2017, respectively.